Fees and Expenses - USCF Sustainable Commodity Strategy Fund	Jan. 05, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below. The fees and expenses are expressed as a percentage of the Fund’s average daily net assets.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.79%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers(2)	(0.20)%
Total Annual Fund Operating Expenses After Fee Waivers	0.59%

(1)	The Fund pays USCF Advisers LLC (the “Adviser”) an annual unitary management fee based upon the Fund’s average daily net assets at the rate set forth above. The Adviser is responsible for all direct expenses of the Fund, including the costs of investing in the Subsidiary (as defined below), except expenses for taxes and governmental fees; brokerage fees; commissions and other transaction expenses; costs of borrowing money, including interest expenses; securities lending expenses; extraordinary expenses (such as litigation and indemnification expenses); and fees and expenses of any independent legal counsel.
(2)	The Adviser has contractually agreed through October 31, 2026 to waive 0.20% of its management fee. The agreement may be amended or terminated prior to October 31, 2026 only by agreement of the Board of Trustees (the “Board”) of USCF ETF Trust (the “Trust”) and the Adviser, and will terminate automatically if the investment advisory agreement between the Adviser and the Fund is terminated. After October 31, 2026, the Adviser, in its sole discretion, may choose to renew or amend the agreement, subject to approval by the Board. Amounts waived are not subject to recoupment by the Adviser.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The following example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	It illustrates the hypothetical expenses that investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then sell all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% per year and that operating expenses remain the same, except that it assumes the 0.20% fee waiver is only in place for the one-year period, and the affiliated fund fee waiver is in place for all periods. This example does not include the brokerage commissions that investors may pay to buy and sell shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$34	$206	$393	$935

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities or financial instruments (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Importantly, this rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s shares. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%